Income Taxes - Net Deferred Tax Asset (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Intangible assets	$ 104.4	$ 104.4
Net operating loss carryforwards	27.5	37.6
Other temporary differences	2.9	3.4
Share-based compensation	2.4	1.3
Reserves for losses and loss adjustment expenses	9.1	9.1
Corporate interest restriction carryforwards	0.0	0.1
Total deferred tax assets	146.3	155.9
Deferred tax liabilities:
Deferred policy acquisition costs	(23.5)	(23.5)
Fixed assets	(1.7)	(1.2)
Total deferred tax liabilities	(25.2)	(24.7)
Valuation allowance	(2.2)	(2.2)
Net deferred tax asset	$ 118.9	$ 129.0